Non-current assets - Allowances and other information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Gains Or Losses On Assets Held For Sale [Line Items]
Proceeds from sale of assets held for sale	€ 1,593	€ 8,602
Tangible assets.	33,755		€ 26,157
Foreclosed assets
Gains Or Losses On Assets Held For Sale [Line Items]
Losses on disposals of non-current assets	€ 180
Non-current assets held for sale [member]
Gains Or Losses On Assets Held For Sale [Line Items]
Allowances recognized for non-current assets (as percentage)	49.00%		49.00%
Net charges recorded against valuation allowances	€ 160	159
Recoveries	32	13
Tangible assets.	4,535	5,424
Non-current assets held for sale [member] | Foreclosed assets
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets.	4,450	5,334
Non-current assets held for sale [member] | Other assets Member
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets.	€ 85	€ 90